Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Intangible Assets
Intangible Assets

6)    Intangible Assets

Intangible Assets are comprised of the following:

Balance at December 31, 2022	$12,244,484
Amortization expense	(3,272,747)
Balance at December 31, 2023	8,971,737
Amortization expense	(2,145,850)
Balance at September 30, 2024	$6,825,887

The future annual amortization related to the Company’s intangible assets is as follows as of September 30, 2024:

2024 (remaining 3 months)	$654,774
2025	1,754,329
2026	1,442,186
2027	1,212,871
2028	996,636
Thereafter	765,091
Total	$6,825,887

The intangible assets held by the Company are the Stendra® product, Timm Medical product, and PTV product and are being amortized over their estimated useful lives of 10 years, 12 years, and 12 years, respectively. The carrying value of the Stendra® product, Timm Medical product, and PTV product as of September 30, 2024, are $3.4 million, $2.7 million and $0.7 million, respectively. The carrying value of the Stendra® product, Timm Medical product, and PTV product as of December 31, 2023, were $4.9 million, $3.2 million and $0.9 million, respectively. During the nine months ended September 30, 2024, and 2023, respectively, the Company recorded $2.1 million and $2.5 million of amortization expense. During the three months ended September 30, 2024, and 2023, respectively, the Company recorded $0.7 million and $0.8 million of amortization expense.

6)    Intangible Assets

Balance at December 31, 2021	$25,293,149
Amortization expense	(5,588,665)
Intangible Impairment	(7,460,000)
Balance at December 31, 2022	12,244,484
Amortization expense	(3,272,747)
Balance at December 31, 2023	$8,971,737

The future annual amortization related to the Company’s intangible assets is as follows as of December 31, 2023:

2024	$2,800,623
2025	1,754,329
2026	1,442,186
2027	1,212,871
2028	996,637
Thereafter	765,091
Total	$8,971,737

The intangible assets held by the Company are the Stendra® product, Timm Medical product, and PTV product and are being amortized over their estimated useful lives of 10 years, 12 years, and 12 years, respectively. The carrying value of the Stendra® product, Timm Medical product, and PTV product as of December 31, 2023, are $4.9 million, $3.2 million and $0.9 million, respectively. The carrying value of the Stendra® product, Timm Medical product, and PTV product as of December 31, 2022, are $7.2 million, $4.0 million and $1.1 million, respectively. During the year ended December 31, 2023, no impairment was recorded. During the year ended December

31, 2022, the Company determined that the intangible asset related to the Stendra® product was impaired resulting in an impairment charge of approximately $7.5 million.